Financial instruments included in the statement of financial position and impact on income	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial instruments included in the statement of financial position and impact on income	Financial instruments included in the statement of financial position and impact on income
Accounting policies

Accounting policies for financial instruments included in the statements of financial position and impact on income are described in Note 7, ‘‘Non-current financial assets’’, Note 8, ‘‘Trade receivables and other current assets’’, Note 9, ‘‘Cash and cash equivalents’’ and Note 12, ‘‘Financial liabilities.’’

Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2021
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value(1)
Non-current financial assets
Non-current financial assets	519	97	421	519
Trade receivables	—	—	—	—
Cash and cash equivalents	83,921	—	83,921	83,921
Total assets	84,440	97	84,343	84,440
Financial liabilities
Non-current financial liabilities	38,733	—	38,733	38,733
Current financial liabilities	7,288	—	7,288	7,288
Trade payables and other payables	6,482	—	6,482	6,482
Total liabilities	52,503	—	52,503	52,503
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance and the EIB loan, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2020
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	505	104	401	505
Trade receivables	62	—	62	62
Cash and cash equivalents	119,151	—	119,151	119,151
Total assets	119,717	104	119,613	119,717
Financial liabilities
Non-current financial liabilities	44,107	—	44,107	44,107
Current financial liabilities	4,872	—	4,872	4,872
Trade payables and other payables	7,106	—	7,106	7,106
Total liabilities	56,085	—	56,085	56,085
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Management of financial risks

The principal financial instruments held by the Company are instruments classified as cash and cash equivalents. These instruments are managed with the objective of enabling the Company to finance its business activities. The Company's policy is to not use financial instruments for speculative purposes. It does not use derivative financial instruments.

The principal financial risks faced by the Company are liquidity, foreign currency exchange, interest rate and credit risks.
Liquidity risk

Given the amount of cash and cash equivalents held by the Company as of December 31, 2021 (see Note 9), the Company does not believe that it is exposed to short-term liquidity risk.

Foreign Currency Exchange Risk

The functional currency of Nanobiotix S.A. is the euro. Exposure to foreign currency exchange risk is derived almost entirely from intragroup transactions between Nanobiotix S.A. and its U.S. subsidiaries, for which the functional currency is the U.S. dollar, as well as trade relations with customers and suppliers outside the euro zone.

At this stage of its development, the Company does not use hedging to protect its business against exchange rate fluctuations. However, a significant increase in its business activity outside the euro zone could lead to a greater exposure to foreign currency exchange risk. If this occurs, the Company may implement a suitable hedging policy for these risks.

The following table shows the impact of a 10% increase or decrease in the exchange rate between the euro and the U.S. dollar, calculated on the amounts of capital contributions and loans to the Company’s U.S. subsidiaries as of December 31, 2021, and 2020.

	For the year ended December 31, 2021
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	45	(45)	87	(87)
Total	45	(45)	87	(87)

	For the year ended December 31, 2020
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	5	(5)	124	(124)
Total	5	(5)	124	(124)

Credit risk

Credit risk arises from cash and cash equivalents, derivative instruments and deposits with banks and other financial institutions as well as from exposure to customer credit, in particular unpaid receivables and transaction commitments.

The credit risk related to cash and cash equivalents and to current financial instruments is not material given the quality of the relevant financial institutions. Customer credit risk is limited, due in part to low trade receivables as of December 31, 2021 and in part to its customers’ high credit rating for other receivables.

Interest rate risk

The Company's exposure to interest rate risk is primarily related to cash equivalents and investment securities, which consist of money market mutual funds (SICAVs). Changes in interest rates have a direct impact on the interest earned from these investments and the cash flows generated.

Fair value

The fair value of financial instruments traded on an active market is based on the market price on the reporting date. The market prices used for the financial assets held by the Company are the bid prices in the market on the measurement date.

The carrying value of receivables and current liabilities is assumed to approximate their fair value.